Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2021
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	As of March 31,
	2020	2021
	$	$
Prepaid expenses	129	198
Payment in advance	140	291
Deposits	108	3
Other	11	21
Less: expected credit loss provision	-	-
	388	513